Concentration Risk Voluntary Fee Waivers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenue	$ (70,748)	$ (69,495)	$ (70,254)	$ (80,468)	$ (88,953)	$ (88,901)	$ (79,355)	$ (63,461)	$ (291,000)	$ (320,700)	$ (241,600)
Less: Reduction in Distribution expense	54,918	52,934	53,080	57,547	61,857	63,187	57,807	49,484	218,500	232,300	186,600
Operating income	(15,830)	(16,561)	(17,174)	(22,921)	(27,096)	(25,714)	(21,548)	(13,977)	(72,500)	(88,400)	(55,000)
Less: Reduction in Noncontrolling interest	331	298	(5)	618	978	2,483	2,172	839	1,300	6,500	1,000
Pre-tax impact	$ (15,499)	$ (16,263)	$ (17,179)	$ (22,303)	$ (26,118)	$ (23,231)	$ (19,376)	$ (13,138)	$ (71,200)	$ (81,900)	$ (54,000)